Accrued liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued liabilities and other liabilities
Schedule of accrued liabilities and other liabilities

	As of December 31,
	2023	2024
Accrued liabilities and other current liabilities
Salary and welfare payable	19,623	16,717
Customer deposits	7,185	12,865
Professional services payable	56	5,978
Customer refund	3,812	3,682
VAT received from customers related to contract liabilities	1,429	1,251
Other tax payables	7,019	600
Warranty reserve (Note b)	878	582
Provision for reserve for inventory purchase commitments (Note a)	20,706	—
Others	3,532	1,731
Total	64,240	43,406
Other non-current liabilities
Deferred government grant	9,191	9,055
Refund from depository bank – non-current	516	—
Total	9,707	9,055

Schedule of product warranty liability

Movement of provision for warranty is as follows:

	For the year ended December 31,
	2023	2024
Accrued warranty—beginning of year	1,716	878
Accrual for warranties issued during the year	1,902	2,598
Warranty claims paid	(1,532)	(2,512)
Warranty expired	(980)	(878)
Foreign currency translation adjustment	(228)	496
Accrued warranty—end of year	878	582